INCOME TAXES (Components of Deferred Taxes) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Deferred tax assets, current portion
Deferred government grants			¥ 2,417
Bad debt provision			4,962
Less: valuation allowance			(84,714)
Deferred tax assets, non-current portion
Advertising expenditure deductible in future years	¥ 61,191	$ 9,405	58,654
Deferred revenue	982	151	0
Deferred government grants	2,417	371
Loss from equity method investment	203	31	203
Bad debt provision	5,097	783
Accrued rental expense	817	126	817
Impairment loss	1,250	192	1,250
Net operating losses (“NOLs”)	34,700	5,333	16,411
Less: valuation allowance	(106,657)	(16,392)
Total deferred tax assets, non-current portion	0	0	0
Deferred tax liabilities, non-current portion
Apps and other licenses arisen from business combination	(19,475)	(2,993)	(14,902)
Total deferred tax liabilities, non-current portion	¥ (19,475)	$ (2,993)	¥ (14,902)